Share-based Payments - 2019 Equity Incentive Plan (2019 Plan) (Details) - 2019 Plan	Jan. 01, 2022
Share-based payments
Maximum amount of share-based award grants allowed under the plan (as a percent)	22.00%
Additional share-based award grants allowed under the plan (as a percent)	3.00%